Other Financial Assets and Liabilities - Schedule of Hedging instruments (Details) - Derivatives - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Foreign currency
Contract amount	₩ 2,849,071	2,788,941
Book value of hedging instruments, Assets	315,537	445,471
Book value of hedging instruments, Liabilities	13,862	3
Changes in fair value to calculate the ineffective portion of hedges	38,176	363,978
USD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	1,949,767	2,150,937
Contract amount	2,500,525	2,658,775
Book value of hedging instruments, Assets	313,727	444,786
Book value of hedging instruments, Liabilities	0	0
Changes in fair value to calculate the ineffective portion of hedges	53,656	362,588
EUR
Disclosure of detailed information about hedging instruments [line items]
Foreign currency		6,900
Contract amount		10,166
Book value of hedging instruments, Assets		333
Book value of hedging instruments, Liabilities		0
Changes in fair value to calculate the ineffective portion of hedges		548
JPY
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	30,000,000
Contract amount	288,546
Book value of hedging instruments, Assets	0
Book value of hedging instruments, Liabilities	13,862
Changes in fair value to calculate the ineffective portion of hedges	(13,689)
KRW
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	0	0
Contract amount	60,000	120,000
Book value of hedging instruments, Assets	1,810	352
Book value of hedging instruments, Liabilities	0	3
Changes in fair value to calculate the ineffective portion of hedges	₩ (1,791)	₩ 842